Income Taxes - Schedule of a Reconciliation of the Company's Effective Tax Rate to the U.S. Federal Statutory Income Tax Rate (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate, Amount	$ 1,912,292	$ 1,997,362
Federal statutory rate, Percent	21.00%	21.00%
Foreign Tax Effect, Amount	$ (2,665)	$ (2,719)
Foreign Tax Effect, Percent	0.00%	(0.03%)
Permanent Differences, Amount	$ 1,934	$ 3,811
Permanent Differences, Percent	0.00%	0.04%
Valuation allowance, Amount	$ (1,794,202)	$ (1,987,047)
Valuation allowance, Percent	(19.70%)	(20.89%)
Effect of cross-border tax laws, Amount	$ (7,628)	$ (7,482)
Effect of cross-border tax laws, Percent	(0.10%)	(0.08%)
Nontaxable or nondeductible items, Amount	$ (99,885)	$ (9,177)
Nontaxable or nondeductible items, Percent	(1.10%)	(0.10%)
Other, Amount	$ (18,729)	$ 0
Other, Percent	(0.20%)	0.00%
Effective tax rate, Amount	$ (8,883)	$ (5,252)
Effective tax rate, Percent	(0.10%)	(0.06%)